Investment Holding Level 4 Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Fair Value, Concentration of Risk, Investments	$ 0	$ 0
Concentration Risk, Benchmark Description	greater than 10% of the Company's stockholder's equity	greater than 10% of the Company's stockholder's equity
Derivative, Notional Amount	$ 40,228	$ 43,623
HSBC Holding plc. [Member]
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%	1.00%
Wells Fargo and Company
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%
Verizon Communications Inc. [Member]
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets		1.00%
Asset-backed Securities [Member]
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 0	$ 51
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	16	14
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	16	65
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	0	0
Collateralized Debt Obligations [Member]
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	346	188
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(1)	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	411	642
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(3)	(5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	757	830
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	(4)	(6)
Commercial Mortgage Backed Securities [Member]
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	214	93
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(11)	(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2	9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	216	102
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	(11)	(3)
Foreign governments
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	30
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1	35
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	0	(1)
Municipal Bonds [Member]
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	28	51
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(1)	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	28	51
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	(1)	0
Residential Mortgage Backed Securities [Member]
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	223	80
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(1)	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	39	87
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(1)	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	262	167
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	(2)	(1)
US Treasury Securities [Member]
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	236	13
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(8)	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	236	13
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	(8)	0
Debt Securities [Member]
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,158	625
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(31)	(6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	531	958
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(7)	(12)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,689	1,583
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	(38)	(18)
Corporate Debt Securities [Member]
Concentration Risk [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	110	144
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(9)	(3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	63	176
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(3)	(4)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	173	320
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ (12)	$ (7)
Corporate Debt Securities [Member] | IBM Corporation [Member]
Concentration Risk [Line Items]
Largest Exposure by Issuer, Percent of Invested Assets	1.00%	1.00%
Commercial Mortgage Backed Securities [Member] | Corporate Debt Securities [Member]
Concentration Risk [Line Items]
Largest Exposure by Sector, Percent of Invested Assets		7.00%
Public utilities | Corporate Debt Securities [Member]
Concentration Risk [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	8.00%	7.00%
Financial Service | Corporate Debt Securities [Member]
Concentration Risk [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	8.00%	7.00%
Collateralized Loan Obligations [Member] | Corporate Debt Securities [Member]
Concentration Risk [Line Items]
Largest Exposure by Sector, Percent of Invested Assets	7.00%